Other investments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Equity investments[a]	—	913	—	571
Contingent consideration	317	1,682	122	476
Other	16	151	47	229
	333	2,746	169	1,276
[a]    Approximately half of the group's equity investments are unlisted.